UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (12,681)	$ 11,510,086	$ (7,140,177)	$ 1,320,429
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and Administrative expenses paid by Sponsor	12,681
Income from investments held in Trust Account		(621,817)	(9,680)	(23,891)
Change in fair value of derivative warrant liabilities		(12,082,200)	5,783,400	(3,923,200)
Financing cost - derivative warrant liabilities			821,170	821,170
Changes in operating assets and liabilities:
Prepaid expenses		94,090	(462,323)	(309,283)
Accounts payable		107,424	4,429	59,689
Accounts payable - related party		90,000	75,000	165,000
Accrued expenses		513,791	53,677	903,825
Net cash used in operating activities		(388,626)	(874,504)	(986,261)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(414,000,000.0)	(414,000,000)	(414,000,000)
Net cash used in investing activities			(414,000,000)	(414,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	6,410
Proceeds received from initial public offering, gross			414,000,000	414,000,000
Proceeds from private placement			10,280,000	10,280,000
Repayment of notes payable to related party			(185,116)	(185,116)
Offering costs paid			(8,715,098)	(8,715,098)
Net cash provided by financing activities	6,410		415,379,786	415,379,786
Net change in cash	6,410	(388,626)	505,282	393,525
Cash - beginning of the period	0	399,935	6,410	6,410
Cash - end of the period	6,410	$ 11,309	511,692	399,935
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	194,520		85,000	85,000
Offering costs included in accounts payable	116,374
Offering costs included in notes payable	120,858		45,167	45,167
Deferred underwriting commissions in connection with the initial public offering			$ 14,490,000	$ 14,490,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	17,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 8,000